Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Note 12:	Related Party Transactions

At December 31, 2012 and 2011, the Bank had loans outstanding to executive officers, directors, significant stockholders and their affiliates (related parties). In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features. Such loans are summarized below.

	2012	2011
	(In thousands)

Aggregate balance – January 1	$7,633	$8,846
New loans	496	352
Repayments	(2,935)	(1,565)

Aggregate balance – December 31	$5,194	$7,633

Deposits from related parties held by the Bank at December 31, 2012 and 2011, totaled $32.7 million and $1.3 million, respectively.